Cash Flow Information - Schedule of Non-cash Investing and Financing Activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Non-cash Investing and Financing Activities [Abstract]
Settlement of convertible note	$ 796,165
Issuance of commitment fee shares	1,867,622
Disbursement of third-party loan	4,028,463
Settlement of promissory notes-related party	1,239,502
Initial recognition of derivative warrant liabilities	26,898,952
Extinguishment of penny warrant liabilities	102,820
Change in fair value of warrant liabilities	4,732,050	42,872	141,874
PIPE financing received in USDT digital assets	12,228,854
Receivable from founder for USDT share subscription funds	6,529,191
Software platform acquired through business combination	92,432
Capitalization of TenantGraph software platform settled via USDT digital assets and payable	4,949,774
Conversion of related party loan to equity		4,998,512
Conversion of convertible note to equity	373,525	230,236
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC			5,938,467
Promissory note – related party assumed upon closing of the merger with EDOC			$ 1,216,928